Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Options and Warrants [Abstract]
Schedule of stock option activity under the Plan
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06	-
Outstanding September 30, 2014	2,325,000	$1.73	0.74	$68,340

Exercisable at September 30, 2014	2,315,000	$1.73	0.72	$68,340

Outstanding at January 1, 2015	3,275,000	$1.97	1.24	$1,923,170
Exercised in Q2 2015	(2,000)	$0.51	-	-
Granted in Q3 2015	1,455,000	$2.00	2.29	-
Outstanding September 30, 2015	4,728,000	$1.98	1.67	$59,440

Exercisable at September 30, 2015	4,728,000	$1.98	1.67	$59,440

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in Q1 2013	2,000	$1.38	-	-
Exercised in Q2 2013	(4,000)	-	-	-
Expired in Q2 2013	(6,000)	-	-	-
Expired in Q3 2013	(6,000)	-	-	-
Outstanding at December 31, 2013	2,285,000	$1.72	0.83	$580

Exercisable at December 31, 2013	2,285,000	$1.72	0.83	$580

Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06	-
Granted in Q4 2014	950,000	$2.55	1.01	-
Outstanding at December 31, 2014	3,275,000	$1.97	1.24	$1,923,170

Exercisable at December 31, 2014	3,265,000	$1.97	1.24	$1,915,670

Schedule of nonvested shares
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2014	40,000	$1.80	4.81
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at September 30, 2014	10,000	$1.80	4.30

Non-vested shares at January 1, 2015	10,000	$1.80	4.30
Vested in Q1 2015	(10,000)	$1.80	4.30
Non-vested shares at September 30, 2015	-	-	-

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.70	4.83
Vested in Q3 2013	(30,000)	$2.60	-
Non-vested shares at December 31, 2013	-	-	-

Non-vested shares at January 1, 2014	-	-	-
Granted in Q1 2014	40,000	$1.80	4.81
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at December 31, 2014	10,000	$1.80	4.30

Schedule of non-qualified stock options outstanding
Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2016
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	40,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2016
2015	1,455,000	1,455,000	$2.00	December 31, 2017
Totals	4,728,000	4,728,000

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2010	2,000	2,000	$0.51	June 30, 2015
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2015
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	30,000	$1.80	March 27, 2019
2014	950,000	950,000	$2.55	December 31, 2015
Totals	3,275,000	3,265,000

Schedule of stock options outstanding
	Stock Options and SARs Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 0.50 - $1.00	4,000	$0.85	0.64	4,000	$0.85
$ 1.01 - $2.00	3,624,000	1.80	1.72	3,624,000	1.80
$ 2.01 - $3.00	1,100,000	2.56	1.51	1,100,000	2.56
Totals	4,728,000	$1.97	0.74	4,728,000	$1.97

	Stock Options Outstanding			Exercisable
Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$ 0.50 - $1.00	6,000	$0.74	1.10	6,000	$0.74
$ 1.01 - $2.00	2,169,000	1.67	1.17	2,159,000	1.67
$ 2.01 - $3.00	1,100,000	2.56	1.39	1,100,000	2.56
Totals	3,275,000	$1.97	1.24	3,265,000	$1.97